Financial assets and liabilities at fair value held for trading (Details) - USD ($) $ in Millions		Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017		Jan. 01, 2017
Financial Assets And Liabilities At Fair Value Held For Trading [Line Items]
Financial assets at fair value held for trading		$ 104,370	[1]	$ 118,256	$ 129,407	[1]	$ 90,416
Financial liabilities at fair value held for trading		28,943	[1],[2],[3]	31,251	31,251	[1],[2]	22,425
Government bills / bonds
Financial Assets And Liabilities At Fair Value Held For Trading [Line Items]
Financial assets at fair value held for trading	[1]	11,161			13,186
Financial liabilities at fair value held for trading	[1]	2,839			5,549
Corporate and municipal bonds
Financial Assets And Liabilities At Fair Value Held For Trading [Line Items]
Financial assets at fair value held for trading	[1]	6,768			8,785
Financial liabilities at fair value held for trading	[1]	3,530			3,629
Loans
Financial Assets And Liabilities At Fair Value Held For Trading [Line Items]
Financial assets at fair value held for trading	[1]	3,566			3,946
Investment fund units
Financial Assets And Liabilities At Fair Value Held For Trading [Line Items]
Financial assets at fair value held for trading	[1]	9,716			9,881
Financial liabilities at fair value held for trading	[1]	689			841
Asset-backed securities
Financial Assets And Liabilities At Fair Value Held For Trading [Line Items]
Financial assets at fair value held for trading	[1]	392			377
Equity instruments
Financial Assets And Liabilities At Fair Value Held For Trading [Line Items]
Financial assets at fair value held for trading	[1]	72,768			81,623
Financial liabilities at fair value held for trading	[1]	21,886			21,230
Financial assets for unit-linked investment contracts
Financial Assets And Liabilities At Fair Value Held For Trading [Line Items]
Financial assets at fair value held for trading	[1],[4]				11,609
Other
Financial Assets And Liabilities At Fair Value Held For Trading [Line Items]
Financial liabilities at fair value held for trading	[1]	0			2
UBS AG
Financial Assets And Liabilities At Fair Value Held For Trading [Line Items]
Financial assets at fair value held for trading		104,513	[1]	118,359	129,509	[1]	90,501
Financial liabilities at fair value held for trading		28,949	[1],[2],[3]	$ 31,251	31,251	[1],[2]	$ 22,426
UBS AG | Government bills / bonds
Financial Assets And Liabilities At Fair Value Held For Trading [Line Items]
Financial assets at fair value held for trading	[1]	11,161			13,186
Financial liabilities at fair value held for trading	[1]	2,839			5,549
UBS AG | Corporate and municipal bonds
Financial Assets And Liabilities At Fair Value Held For Trading [Line Items]
Financial assets at fair value held for trading	[1]	6,908			8,886
Financial liabilities at fair value held for trading	[1]	3,530			3,629
UBS AG | Loans
Financial Assets And Liabilities At Fair Value Held For Trading [Line Items]
Financial assets at fair value held for trading	[1]	3,566			3,946
UBS AG | Investment fund units
Financial Assets And Liabilities At Fair Value Held For Trading [Line Items]
Financial assets at fair value held for trading	[1]	9,716			9,881
Financial liabilities at fair value held for trading	[1]	689			841
UBS AG | Asset-backed securities
Financial Assets And Liabilities At Fair Value Held For Trading [Line Items]
Financial assets at fair value held for trading	[1]	392			377
UBS AG | Equity instruments
Financial Assets And Liabilities At Fair Value Held For Trading [Line Items]
Financial assets at fair value held for trading	[1]	72,771			81,624
Financial liabilities at fair value held for trading	[1]	21,892			21,230
UBS AG | Financial assets for unit-linked investment contracts
Financial Assets And Liabilities At Fair Value Held For Trading [Line Items]
Financial assets at fair value held for trading	[1],[4]				11,609
UBS AG | Other
Financial Assets And Liabilities At Fair Value Held For Trading [Line Items]
Financial liabilities at fair value held for trading	[1]	$ 0			$ 2

[1]	Refer to Note 24c for more information on product type and fair value hierarchy categorization
[2]
Carrying value is fair value. Management believes that this best represents the cash flows that would have to be paid if these positions had to be settled or closed out. Refer to Note 28 for undiscounted cash flows of derivatives designated in hedge accounting relationships.

[3]
Contractual maturities of financial liabilities at fair value held for trading are: USD 28.3 billion due within one month (2017: USD 30.3 billion), USD 0.6 billion due between one month and one year (2017: USD 0.8 billion) and USD 0 billion due between 1 and 5 years (2017: USD 0.1 billion).

[4]
Financial assets for unit-linked investment contracts were reclassified from Financial assets at fair value held for trading to Financial assets at fair value not held for trading upon adoption of IFRS 9 on 1 January 2018. Refer to Note 1c for more information.